Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 108,011	$ 79,638
Trading
Trading securities	148,205	139,240
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans	819,965	717,575
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(96,692)	(77,582)
Derivatives	154,439	95,541
Deposits
Personal	404,932	362,488
Business and government	759,870	696,353
Bank	44,012	41,990
Other
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(96,692)	(77,582)
Total derivatives	153,491	91,439
Level 3 [member]
Derivatives
Financial assets	4,553	3,594
Derivatives
Financial liabilities	2,347	1,548
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,185)	(314)
Financial assets	(2,185)	(314)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,185)	(314)
Financial liabilities	(2,185)	(314)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	64,195	68,747
Investment
Investment securities	1,702	2,031
Derivatives
Total gross derivatives, assets	3,939	3,175
Other assets	1,221	1,474
Financial assets	71,057	75,427
Other
Obligations related to securities sold short	16,383	18,345
Derivatives
Total gross derivatives, liabilities	3,847	3,699
Other liabilities	341	258
Financial liabilities	20,571	22,302
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	84,468	56,896
Trading
Trading securities	82,123	68,911
Investment
Investment securities	90,613	75,798
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	265,011
Loans	9,673	11,501
Derivatives
Total gross derivatives, assets	152,302	92,251
Other assets	2,141	2,635
Financial assets	685,985	573,003
Deposits
Personal	22,016	18,498
Business and government	152,566	132,369
Bank	7,196	17,251
Other
Obligations related to securities sold short	19,128	19,496
Obligations related to assets sold under repurchase agreements and securities loaned	248,835	236,147
Derivatives
Total gross derivatives, liabilities	149,723	86,664
Other liabilities	(632)	560
Financial liabilities	598,832	510,985
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,887	1,582
Investment
Investment securities	576	506
Loans	1,692	1,077
Derivatives
Total gross derivatives, assets	383	429
Other assets	15	0
Financial assets	4,553	3,594
Deposits
Personal	241	151
Derivatives
Total gross derivatives, liabilities	2,106	1,390
Other liabilities		7
Financial liabilities	2,347	1,548
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	15,024	8,977
Investment
Investment securities	1,226	1,973
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	3,779	2,380
Investment
Investment securities	2,555	1,730
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	13,257	11,068
Investment
Investment securities	2,124	3,132
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,254	215
Investment
Investment securities	440	12
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	35,570	22,738
Investment
Investment securities	43,918	34,815
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	4	25
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,325	2,729
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,452	5,730
Investment
Investment securities	5,144	5,956
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2	4
Investment
Investment securities	2,860	2,727
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	28	20
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,308	891
Investment
Investment securities	524	586
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	21,162	23,085
Investment
Investment securities	25,569	19,625
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	7	25
Investment
Investment securities	151	152
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	46,592	56,826
Investment
Investment securities	36	46
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,593	3,015
Investment
Investment securities	395	153
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,874	1,530
Investment
Investment securities	397	334
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,524	7,074
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets		0
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	39,804	33,857
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	263	320
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	99,424	41,224
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	13	74
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	388	34
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	3,939	3,175
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	14,786	17,955
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	62	26
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(2,100)	(819)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	45	9
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	39,592	28,566
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,122	955
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	94,310	40,484
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	145	27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	125	120
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,847	3,699
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	16,663	17,456
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	847	419
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(967)	38
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(8)	(11)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	84,468	56,896
Trading
Trading securities	148,205	139,240
Investment
Investment securities	92,891	78,335
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	265,011
Loans	11,365	12,578
Derivatives
Total gross derivatives, assets	156,624	95,855
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,185)	(314)
Derivatives	154,439	95,541
Other assets	3,377	4,109
Financial assets	759,410	651,710
Deposits
Personal	22,257	18,649
Business and government	152,566	132,369
Bank	7,196	17,251
Other
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	248,835	236,147
Derivatives
Total gross derivatives, liabilities	155,676	91,753
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,185)	(314)
Total derivatives	153,491	91,439
Other liabilities	(291)	825
Financial liabilities	619,565	534,521
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(241)	(158)	$ (177)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	18,803	11,357
Investment
Investment securities	3,781	3,703
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	13,257	11,068
Investment
Investment securities	2,124	3,132
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	36,828	22,978
Investment
Investment securities	44,358	34,827
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	4,777	8,459
Investment
Investment securities	5,144	5,956
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2	4
Investment
Investment securities	2,888	2,747
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,310	893
Investment
Investment securities	524	586
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	21,169	23,110
Investment
Investment securities	25,720	19,777
Recurring [member] | Equity securities [member]
Trading
Trading securities	52,059	61,371
Investment
Investment securities	828	533
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,524	7,074
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	40,067	34,177
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	99,437	41,298
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	388	34
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	18,787	21,156
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(2,055)	(810)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	40,714	29,521
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	94,455	40,511
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	125	120
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	21,357	21,574
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (975)	$ 27